UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22855

Investment Company Act File Number

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Currency Income Advantage Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 50.6%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 7.2%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	29,600	$383,982
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	20,000	271,864
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,925,086
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	417,741
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	141,114
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	76,220
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	178,060

Total Bangladesh			$3,394,067

Bosnia and Herzegovina — 0.1%
Republic of Srpska, 1.50%, 6/9/25	BAM	51	$23,617

Total Bosnia and Herzegovina			$23,617

Brazil — 2.8%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/16	BRL	1,952	$445,874
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/17	BRL	4,000	884,785

Total Brazil			$1,330,659

Czech Republic — 6.0%
Czech Republic Government Bond, 0.00%, 11/9/17(1)	CZK	69,900	$2,810,515

Total Czech Republic			$2,810,515

Dominican Republic — 8.7%
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	37,200	$830,446
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	1,500	34,822
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	39,000	931,641
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	98,200	2,305,376

Total Dominican Republic			$4,102,285

Georgia — 1.3%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	30	$11,931
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	573,461

Total Georgia			$585,392

Iceland — 7.8%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$1,006,482
Republic of Iceland, 7.25%, 10/26/22	ISK	234,038	1,419,745
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,245,292

Total Iceland			$3,671,519

Lebanon — 1.1%
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	750,000	$500,432

Total Lebanon			$500,432

Malaysia — 4.0%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	7,800	$1,888,920

Total Malaysia			$1,888,920

Serbia — 4.9%
Serbia Treasury Bond, 8.00%, 1/12/17	RSD	251,500	$2,305,879

Total Serbia			$2,305,879

Security	Principal Amount (000’s omitted)		Value
Uruguay — 2.9%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17	UYU	7,253	$224,725
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(2)	UYU	20,908	666,775
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	15,410	477,856

Total Uruguay			$1,369,356

Vietnam — 3.8%
Vietnam Government Bond, 7.60%, 10/31/16	VND	16,000,000	$732,594
Vietnam Government Bond, 7.80%, 3/31/16	VND	23,000,000	1,039,057

Total Vietnam			$1,771,651

Total Foreign Government Bonds (identified cost $24,582,737)			$23,754,292

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.9%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(2)	UYU	14,077	$446,964

Total Supranational			$446,964

Total Foreign Corporate Bonds (identified cost $612,382)			$446,964

Currency Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Citibank, N.A.	INR	69,482	INR	67.79	7/4/16	$9,293
Call MXN/Put USD	Deutsche Bank AG	MXN	16,827	MXN	18.33	1/11/17	41,620
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK	7,752	SEK	9.30	10/17/16	24,201

Total Currency Options Purchased (identified cost $103,790)							$75,114

Short-Term Investments — 45.2%

Foreign Government Securities — 15.3%

Security	Principal Amount (000’s omitted)		Value
Georgia — 2.7%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	1,938	$742,769
Georgia Treasury Bill, 0.00%, 1/26/17	GEL	1,389	506,210

Total Georgia			$1,248,979

Security	Principal Amount (000’s omitted)		Value
Iceland — 1.5%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	15,960	$89,625
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	114,051	635,257

Total Iceland			$724,882

Lebanon — 8.0%
Lebanon Treasury Bill, 0.00%, 2/25/16	LBP	775,780	$511,527
Lebanon Treasury Bill, 0.00%, 3/17/16	LBP	2,533,130	1,666,921
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	265,200	174,242
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	366,590	240,858
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	229,680	149,234
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	390,620	251,453
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	192,180	121,817
Lebanon Treasury Bill, 0.00%, 12/29/16	LBP	768,700	486,291
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	274,270	173,326

Total Lebanon			$3,775,669

Mexico — 2.0%
Mexico Cetes, 0.00%, 4/14/16	MXN	16,682	$913,752

Total Mexico			$913,752

Sri Lanka — 1.1%
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	46,650	$322,362
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	29,100	200,833

Total Sri Lanka			$523,195

Total Foreign Government Securities (identified cost $7,475,226)			$7,186,477

U.S. Treasury Obligations — 26.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(3)		$10,300	$10,296,117
U.S. Treasury Bill, 0.00%, 6/16/16(3)		2,000	1,997,334

Total U.S. Treasury Obligations (identified cost $12,295,812)			$12,293,451

Other — 3.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(4)		$1,740	$1,739,559

Total Other (identified cost $1,739,559)			$1,739,559

Total Short-Term Investments (identified cost $21,510,597)			$21,219,487

Total Investments— 96.9% (identified cost $46,809,506)			$45,495,857

Currency Options Written — (0.0)%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Deutsche Bank AG	INR	69,482	INR	67.79	7/4/16	$(9,293)

Total Currency Options Written (premium received $18,901)							$(9,293)

Other Assets, Less Liabilities — 3.1%							$1,451,389

Net Assets — 100.0%							$46,937,953

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $6,912,800 or 14.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $2,976.

(5)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,050,956	USD	4,437,377	Deutsche Bank AG	2/1/16	$—	$(48,975)
USD	4,422,309	EUR	4,050,956	UBS AG	2/1/16	33,907	—
BRL	5,586,000	USD	1,474,968	Standard Chartered Bank	2/2/16	—	(78,399)
USD	1,354,182	BRL	5,586,000	Standard Chartered Bank	2/2/16	—	(42,388)
EUR	615,657	PLN	2,644,000	BNP Paribas	2/3/16	18,916	—
EUR	507,661	PLN	2,215,000	BNP Paribas	2/3/16	7,068	—
EUR	403,614	PLN	1,763,751	BNP Paribas	2/3/16	4,952	—
PLN	14,183,616	EUR	3,297,978	BNP Paribas	2/3/16	—	(96,397)
USD	1,530,176	PHP	72,209,000	Standard Chartered Bank	2/4/16	15,692	—
IDR	13,000,000,000	USD	927,909	BNP Paribas	2/9/16	16,326	—
INR	270,037,000	USD	4,013,552	Standard Chartered Bank	2/9/16	—	(39,881)
ZMW	3,370,100	USD	419,950	Citibank, N.A.	2/10/16	—	(123,334)
CLP	1,934,821,296	USD	2,723,566	BNP Paribas	2/18/16	—	(16,617)
MXN	26,960,000	USD	1,598,387	Standard Chartered Bank	2/19/16	—	(113,612)
HKD	18,269,000	USD	2,343,592	Bank of America, N.A.	2/22/16	4,502	—
PHP	161,388,000	USD	3,391,787	Standard Chartered Bank	2/23/16	—	(19,872)
INR	30,020,000	USD	440,835	Bank of America, N.A.	2/29/16	—	(546)
USD	217,538	EUR	205,000	Morgan Stanley & Co. International PLC	3/9/16	—	(4,736)
USD	2,326,612	EUR	2,138,561	Standard Chartered Bank	3/9/16	7,849	—
TRY	556,580	USD	180,682	BNP Paribas	3/10/16	5,620	—
TRY	7,756,194	USD	2,600,045	BNP Paribas	3/10/16	—	(3,835)
ZMW	1,595,000	USD	195,512	Standard Chartered Bank	3/10/16	—	(59,079)
ZMW	3,125,000	USD	366,199	Standard Chartered Bank	3/10/16	—	(98,894)
GTQ	10,963,000	USD	1,407,046	Citibank, N.A.	3/11/16	18,385	—
USD	729,545	EUR	664,000	Standard Chartered Bank	3/14/16	9,489	—
USD	187,353	EUR	171,668	Standard Chartered Bank	3/14/16	1,193	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	1,537,000	USD	187,553	ICBC Standard Bank plc	3/14/16	$—	$(56,507)
ZMW	7,025,000	USD	848,430	Standard Chartered Bank	3/14/16	—	(249,469)
EUR	4,050,956	USD	4,391,236	Deutsche Bank AG	3/16/16	1,967	—
USD	4,441,873	EUR	4,050,956	Deutsche Bank AG	3/16/16	48,670	—
NOK	16,250,000	EUR	1,699,248	Morgan Stanley & Co. International PLC	3/18/16	28,006	—
EUR	880,000	USD	946,943	Citibank, N.A.	3/22/16	7,572	—
GBP	1,236,000	USD	1,844,672	Standard Chartered Bank	3/22/16	—	(83,337)
USD	954,753	EUR	880,000	Citibank, N.A.	3/22/16	238	—
USD	1,812,441	GBP	1,236,000	Standard Chartered Bank	3/22/16	51,106	—
USD	4,475,577	EUR	4,068,651	Standard Chartered Bank	3/23/16	62,278	—
RON	10,173,000	EUR	2,245,299	BNP Paribas	3/29/16	—	(15,830)
SAR	7,049,000	USD	1,867,780	BNP Paribas	4/14/16	4,900	—
MXN	2,473,979	USD	136,930	Morgan Stanley & Co. International PLC	4/19/16	—	(1,251)
SEK	15,467,869	EUR	1,670,030	BNP Paribas	4/19/16	—	(6,405)
SEK	16,594,000	EUR	1,788,764	Standard Chartered Bank	4/19/16	—	(3,776)
USD	21,406	EUR	19,653	Standard Chartered Bank	4/20/16	70	—
UYU	26,000,000	USD	818,382	Citibank, N.A.	4/26/16	—	(4,226)
KES	50,100,000	USD	456,908	ICBC Standard Bank plc	4/27/16	23,911	—
KES	50,500,000	USD	464,368	Standard Chartered Bank	5/6/16	19,162	—
RSD	224,140,000	EUR	1,756,996	Citibank, N.A.	9/2/16	5,783	—
USD	440,533	BRL	1,952,000	Standard Chartered Bank	10/5/16	—	(12,593)
RSD	23,451,000	EUR	186,119	Citibank, N.A.	10/13/16	—	(5,545)
ARS	33,835,000	USD	1,890,223	Citibank, N.A.	11/16/16	137,002	—
USD	879,894	BRL	4,000,000	Standard Chartered Bank	1/5/17	—	(23,280)
USD	936,453	EUR	852,119	Standard Chartered Bank	1/9/17	2,326	—
USD	1,902,731	EUR	1,749,477	Standard Chartered Bank	1/9/17	—	(15,115)

						$536,890	$(1,223,899)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation
Citibank, N.A.	LKR	200,000	Total Return on Sri Lanka Government Bond, 8.00% due 11/15/18	3-month USD- LIBOR-BBA + 100 bp on $1,453,053 (Notional Amount) plus Notional Amount at termination date	11/17/18	$(71,391)

						$(71,391)

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GTQ	-	Guatemalan Quetzal

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received

Currency	CNH	INR	USD
Outstanding, beginning of year	—	69,482	18,901
Options written	12,426	—	6,650
Options exercised	(12,426)	—	(6,650)
Options expired	—	—	—

Outstanding, end of period	—	69,482	18,901

CNH	-	Yuan Renminbi Offshore

INR	-	Indian Rupee

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$75,114	$—
Written options	—	(9,293)
Forward foreign currency exchange contracts	536,890	(1,223,899)
Swap contracts	—	(71,391)

Total	$612,004	$(1,304,583)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,097,833

Gross unrealized appreciation	$137,781
Gross unrealized depreciation	(1,739,757)

Net unrealized depreciation	$(1,601,976)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$23,754,292	$—	$23,754,292
Foreign Corporate Bonds	—	446,964	—	446,964
Currency Options Purchased	—	75,114	—	75,114
Short-Term Investments —
Foreign Government Securities	—	7,186,477	—	7,186,477
U.S. Treasury Obligations	—	12,293,451	—	12,293,451
Other	—	1,739,559	—	1,739,559
Total Investments	$—	$45,495,857	$—	$45,495,857
Forward Foreign Currency Exchange Contracts	$—	$536,890	$—	$536,890
Total	$—	$46,032,747	$—	$46,032,747

Liability Description
Currency Options Written	$—	$(9,293)	$—	$(9,293)
Forward Foreign Currency Exchange Contracts	—	(1,223,899)	—	(1,223,899)
Swap Contracts	—	(71,391)	—	(71,391)
Total	$—	$(1,304,583)	$—	$(1,304,583)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016